SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Schedule of shares repurchased

	December 31,
	2020		2019		2018
	Shares	RUBm	Shares	RUBm	Shares	RUBm
Open market	26,038,847	8,525	32,589,740	8,472	37,399,328	10,332
Sistema Finance	22,758,872	7,485	28,929,344	7,450	45,269,718	12,235
Total	48,797,719	16,010	61,519,084	15,922	82,669,046	22,567

Schedule of declared cash dividends

	2020	2019	2018
Dividends declared (including dividends on treasury shares of 6,936, 9,449 and 3,037 respectively)	58,948	83,751	51,958
Dividends, RUB per ADS	59.00	83.82	52.00
Dividends, RUB per share	29.50	41.91	26.00

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

MGTS	2020	2019	2018
Non-controlling interests opening balance	(3,328)	(3,649)	(4,180)
Profit for the year attributable to non-controlling interests	(675)	(806)	(619)
Dividends to non-controlling interests	—	1,123	1,165
Other	(52)	4	(15)
Non-controlling interests closing balance	(4,055)	(3,328)	(3,649)

Schedule of financial information for non-controlling interest in balance sheet

	December 31,
MGTS	2020	2019
Current assets	17,052	16,271
Non-current assets	66,129	52,539
Current liabilities	(18,471)	(17,224)
Non-current liabilities	(19,881)	(19,641)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MGTS	2020	2019	2018

Revenue, gross of intercompany	(41,103)	(39,479)	(39,375)
Profit for the year, gross of intercompany	(11,811)	(14,148)	(10,846)

MTS Bank
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

	December 31,
MTS Bank	2020	2019
Non-controlling interests opening balance	(53)	(8,698)
Loss/(profit) for the year attributable to non-controlling interests	2	(51)
Acquisitions under common control	7	—
Acquisition of additional ownership interests under common control	—	8,700
Other	41	(4)
Non-controlling interests closing balance	(3)	(53)

Schedule of financial information for non-controlling interest in balance sheet

MTS Bank	December 31 ,
	2020	2019

Current assets	126,811	100,230
Non-current assets	59,178	52,668
Current liabilities	(180,509)	(148,288)
Non-current liabilities	(2,851)	(2,303)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MTS Bank	2020	2019	2018
Revenue, gross of intercompany	(35,078)	(29,869)	(11,871)
Profit for the year, gross of intercompany	(1,121)	(1,318)	(468)